Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Earnings Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Earnings Per Share

The calculation of the basic and diluted earnings per share is based on the following data:

	For the Years Ended December 31,
	2025	2024	2023
Earnings
Earnings for the purposes of basic earnings per share	$114,272	$162,448	$75,755
Effect of dilutive instrument on net income	—	—	—
Earnings for the purposes of diluted earnings per share	$114,272	$162,448	$75,755

	For the Years Ended December 31,
	2025	2024	2023
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	65,831,201	66,543,318	67,282,937
Weighted effect of dilutive potential ordinary shares: Share options	—	579,442	1,685,641
Weighted average number of ordinary shares for the purposes of diluted earnings per share	65,831,201	67,122,760	68,968,578

Basic earnings per share	$1.74	$2.44	$1.13
Diluted earnings per share	$1.74	$2.42	$1.10